CONVERTIBLE BONDS PAYABLE - Convertible notes payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CONVERTIBLE BONDS PAYABLE
Total	¥ 8,577,158	¥ 8,434,766
Convertible bonds payable, current	575
Convertible bonds payable	8,576,583	8,434,766
Convertible Bonds due 2025
CONVERTIBLE BONDS PAYABLE
Total	575	566
Convertible Notes due 2029
CONVERTIBLE BONDS PAYABLE
Total	4,444,327	4,373,386
Convertible Notes due 2030
CONVERTIBLE BONDS PAYABLE
Total	¥ 4,132,256	¥ 4,060,814